Non-current Assets Held for Sale	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-current Assets Held for Sale
30.	Non-current Assets Held for Sale

The Group plans to dispose a part of tangible assets of LG Display Poland Sp. z o.o. based on the management’s approval and began effort to sell the disposal group. The Group expects to complete the sale within the first half of 2019.

(1)	impairment loss of disposal group

Fair value less costs to sell of disposal group is expected to exceed the carrying amount and no impairment loss is recognized to the non-current assets held for sale.

(2)	assets of disposal group

Non-current assets as held for sale at the reporting date is as follows:

(In millions of won)
December 31, 2018
Property, plant and equipment	~~W~~	70,161